STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Class A common stock Ordinary shares	Class A Common Stock Subject to Redemption Ordinary shares	Class A Common Stock Subject to Redemption Additional Paid-in Capital	Class A Common Stock Subject to Redemption Accumulated Deficit	Class A Common Stock Subject to Redemption	Class A Common Stock Not Subject to Redemption Ordinary shares	Class B common stock Ordinary shares	Class B common stock Additional Paid-in Capital	Class B common stock Accumulated Deficit	Class B common stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Aug. 13, 2020						$ 0	$ 0				$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Aug. 13, 2020						0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B Ordinary Shares to Sponsor							$ 575	$ 24,425	$ 0	$ 25,000
Issuance of Class B Ordinary Shares to Sponsor (in shares)							5,750,000
Sale of 21,525,000 Units, net of underwriting discounts and offering costs						$ 2,153					192,124,911	0	$ 192,127,064
Number of units issued						21,525,000							21,525,000
Forfeiture of Founder Shares							$ (37)				37	0
Forfeiture of Founder Shares (in shares)							(368,750)
Class A Ordinary Shares subject to possible redemption		$ (1,796)	$ (179,529,574)	$ 0	$ (179,531,370)
Class A Ordinary Shares subject to possible redemption (in shares)						(17,950,991)
Net loss											0	(7,620,693)	$ (7,620,693)
Balance at the end at Dec. 31, 2020	$ 357					$ 357	$ 538				12,619,799	(7,620,693)	5,000,001
Balance at the end (in shares) at Dec. 31, 2020	3,574,009					3,574,009	5,381,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss												6,258,699	6,258,699
Balance at the end at Mar. 31, 2021	$ 295						$ 538				$ 6,361,165	$ (1,361,994)	$ 5,000,004
Balance at the end (in shares) at Mar. 31, 2021	2,949,428						5,381,250